Income tax and deferred taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ 166,613	$ 147,589	$ 87,758
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	440	14,624	3,992
Tax expense using the effective rate	(166,173)	(132,965)	(83,766)
Foreign countries [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(14,396)	(10,844)	(5,719)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	(154)	626	(232)
Country of domicile [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(152,217)	(136,745)	(82,039)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ 594	$ 13,998	$ 4,224